Mergers, Acquisitions and Disposals - Summary of Selected Income Statement Information Related to Business Acquisition (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vonpar [member]
Disclosure of detailed information about business combination [line items]
Total revenues			$ 1,628
Income before income taxes			380
Net income			252
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total revenues			2,400
Income before income taxes			(66)
Net income			$ (80)
CCFPI [member]
Disclosure of detailed information about business combination [line items]
Total revenues		$ 20,524
Income before income taxes		1,265
Net income		$ 896
Coca-Cola FEMSA [member] | Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Total revenues	$ 4,628
Income before income taxes	496
Net income	$ 413